INTANGIBLE ASSETS (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	$ 2,056.5	$ 2,027.9
Acquisition of subsidiaries	219.8	31.9
Amortization	(109.3)	(106.1)
Impairment	(51.8)	(40.7)
Transfers and others	2.5	(6.8)
Foreign currency exchange differences	(117.9)	49.7
Intangible assets, end	2,055.8	2,056.5
Cost of sales
Reconciliation of changes in intangible assets and goodwill [abstract]
Amortization	63.8	65.8
Research and development expenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Amortization	43.6	38.5
Selling, general and administrative expenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Amortization	1.9	1.8
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	2,700.9
Intangible assets, end	2,750.7	2,700.9
Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(644.4)
Intangible assets, end	(694.9)	(644.4)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	1,085.3	1,067.7
Acquisition of subsidiaries	169.0	20.1
Amortization	0.0	0.0
Impairment	0.0	(37.5)
Transfers and others	0.0	0.0
Foreign currency exchange differences	(81.1)	35.0
Intangible assets, end	1,173.2	1,085.3
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	1,122.8
Intangible assets, end	1,210.7	1,122.8
Goodwill | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(37.5)
Intangible assets, end	(37.5)	(37.5)
Capitalized development costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	249.5	210.6
Acquisition of subsidiaries	0.0	5.8
Amortization	(44.6)	(39.6)
Impairment	(41.4)	(3.2)
Transfers and others	5.3	(11.1)
Foreign currency exchange differences	(1.7)	0.8
Intangible assets, end	215.7	249.5
Capitalized development costs | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	454.2
Intangible assets, end	433.6	454.2
Capitalized development costs | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(204.7)
Intangible assets, end	(217.9)	(204.7)
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	312.0	322.8
Acquisition of subsidiaries	47.9	13.0
Amortization	(29.7)	(34.7)
Impairment	(9.3)	0.0
Transfers and others	(0.9)	2.9
Foreign currency exchange differences	(22.5)	8.0
Intangible assets, end	297.5	312.0
Customer relationships | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	486.1
Intangible assets, end	482.6	486.1
Customer relationships | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(174.1)
Intangible assets, end	(185.1)	(174.1)
Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	308.7	324.4
Acquisition of subsidiaries	0.0	(7.0)
Amortization	(17.6)	(12.8)
Impairment	0.0	0.0
Transfers and others	(0.9)	(2.7)
Foreign currency exchange differences	(10.8)	5.0
Intangible assets, end	279.4	308.7
Licenses | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	326.2
Intangible assets, end	313.6	326.2
Licenses | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(17.5)
Intangible assets, end	(34.2)	(17.5)
ERP and other software
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	73.0	70.7
Acquisition of subsidiaries	0.7	0.0
Amortization	(13.4)	(14.1)
Impairment	0.0	0.0
Transfers and others	(1.4)	4.1
Foreign currency exchange differences	(0.5)	0.3
Intangible assets, end	65.2	73.0
ERP and other software | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	213.3
Intangible assets, end	215.6	213.3
ERP and other software | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(140.3)
Intangible assets, end	(150.4)	(140.3)
Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	28.0	31.7
Acquisition of subsidiaries	2.2	0.0
Amortization	(4.0)	(4.9)
Impairment	(1.1)	0.0
Transfers and others	0.4	0.0
Foreign currency exchange differences	(1.3)	0.6
Intangible assets, end	24.8	28.0
Other intangible assets | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	98.3
Intangible assets, end	94.6	98.3
Other intangible assets | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(70.3)
Intangible assets, end	(69.8)	(70.3)
Internally generated
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	55.4	98.2
Internally generated | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0	0.0
Internally generated | Capitalized development costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	48.6	86.2
Internally generated | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0	0.0
Internally generated | Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0	0.0
Internally generated | ERP and other software
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	6.8	12.0
Internally generated | Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0	0.0
Not internally generated
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.6	2.4
Not internally generated | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0	0.0
Not internally generated | Capitalized development costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0	0.0
Not internally generated | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0	0.0
Not internally generated | Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0	1.8
Not internally generated | ERP and other software
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0	0.0
Not internally generated | Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	$ 0.6	$ 0.6